Perpetual hybrid bonds - additional details (Details) - 12 months ended Dec. 31, 2021 - BAT p.l.c. € in Billions	EUR (€) Bond	GBP (£)
Number of perpetual hybrid bonds issued | Bond	2
Perpetual hybrid bonds | €	€ 1
Contractual obligation | £		£ 0